Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities	12 Months Ended
	Jun. 30, 2022 AUD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 AUD ($)	Jun. 30, 2021 USD ($)
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Carrying amount (in Dollars)	$ 1,662,153		$ 2,871,324
Contractual cash flows		$ 1,662,153		$ 2,900,034
6 months or less		1,662,153		2,787,366
6-12 months				56,334
1-2 years				56,334
2-5 years
More than 5 years
Trade and other payables [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Carrying amount (in Dollars)	$ 500,769		$ 555,057
Contractual cash flows		500,769		555,057
6 months or less		500,769		555,057
6-12 months
1-2 years
2-5 years
More than 5 years
Interest bearing borrowings [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Weighted average interest rate	10.00%	10.00%
Carrying amount (in Dollars)	$ 1,110,171
Contractual cash flows		$ 1,110,171
6 months or less		1,110,171
6-12 months
1-2 years
2-5 years
More than 5 years
Lease liabilities [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Weighted average interest rate	10.00%	10.00%	10.00%	10.00%
Carrying amount (in Dollars)	$ 51,213		$ 138,125
Contractual cash flows		$ 51,213		$ 166,835
6 months or less		51,213		54,167
6-12 months				56,334
1-2 years				56,334
2-5 years
More than 5 years
Convertible notes [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Weighted average interest rate			10.00%	10.00%
Carrying amount (in Dollars)			$ 2,178,142
Contractual cash flows				$ 2,178,142
6 months or less				2,178,142
6-12 months
1-2 years
2-5 years
More than 5 years